Fees Summary	Mar. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,250,000,000
Previously Paid Amount	0
Total Fee Amount	344,475
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $2,250,000,000.
Net Fee	$ 344,475
Narrative - Max Aggregate Offering Price	$ 2,250,000,000
Final Prospectus	true